Finance Income (Tables)	12 Months Ended
Dec. 31, 2024
Finance income [Abstract]
Summary of Finance Income
(1)	Finance income for the years ended December 31, 2022, 2023 and 2024 are as follows:

		2022	2023	2024

		In millions of won
Interest income	￦	340,753	429,620	467,525
Dividends income		28,875	25,941	70,601
Gains on disposal of financial assets		11,199	13,162	45,493
Gains on valuation of financial assets at fair value through profit or loss		7,099	152,322	83,408
Gains on valuation of derivatives		595,256	382,611	2,231,533
Gains on transaction of derivatives		429,847	268,618	362,119
Gains on foreign currency translation		389,361	104,901	142,723
Gains on foreign currency transaction		29,997	42,886	35,893
Other financial income		925	4,970	8,882

	￦	1,833,312	1,425,031	3,448,177

Summary of Interest Income
(2)	Details of interest income included in finance income for the years ended December 31, 2022, 2023 and 2024 are as follows:

		2022	2023	2024

		In millions of won
Cash and cash equivalents	￦	51,872	100,205	102,505
Financial assets at fair value through profit or loss		58,540	65,470	54,385
Financial assets at amortized cost		1,308	2,929	2,859
Loans		33,545	44,029	45,511
Short-term financial instruments		15,827	34,260	31,766
Long-term financial instruments		14,371	14,183	20,562
Other financial assets		637	241	262
Trade and other receivables		164,653	168,303	209,675

	￦	340,753	429,620	467,525